Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14:- SEGMENT INFORMATION

The Company operates as a single operating and reportable segment and is managed on a consolidated basis. The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), allocates resources and evaluates performance primarily based on Net loss.

The CODM regularly reviews revenues, operating expenses by function, and cash balances. The CODM also reviews stock-based compensation expense separately from the consolidated statements of operations and Adjusted EBITDA. Cash balances are based on the amounts reported in the consolidated balance sheets

The CODM uses Adjusted EBITDA to evaluate operating performance, compare actual results to budgets and forecasts, and support capital allocation and strategic planning decisions.

The following table presents financial information for the Company’s single reportable segment for the years ended December 31, 2025 and 2024. The table includes the measure of segment profit or loss used by the CODM, Adjusted EBITDA, as well as significant segment expenses regularly reviewed by the CODM:

	Year ended December 31,
	2025	2024	2023

Revenues	$(1,026)	$(768)	$(1,470)
Cost of revenues	1,828	1,553	1,508
Gross Margin ($)	(802)	(785)	(38)

Operating Expenses:
Research and development, net	28,411	25,407	25,245
Sales and marketing	3,445	3,046	2,966
General and administrative	5,889	6,160	5,275
Total operating expenses	37,745	34,613	33,486

Stock-based compensation	9,658	14,255	13,361

Operating loss	(48,205)	(49,653)	(46,885)

Financial income, net	(1,784)	(336)	(3,385)

Net loss	(46,421)	(49,317)	(43,500)

Adjusted EBITDA	$(37,861)	$(33,272)	$(32,473)
	Year ended December 31,
	2025	2024	2023

GAAP net loss attributable to ordinary shareholders	$(46,421)	$(49,317)	$(43,500)
Add:
Financial income, net	(1,784)	(336)	(3,385)
Depreciation	538	585	557
Share-based compensation	9,142	14,542	13,012
Warrants to service providers	664	1,186	629
Non-recurring expenses related to ATM	-	68	214

Adjusted EBITDA	$(37,861)	$(33,272)	$(32,473)